Note 1 - Organization and Principal Activities (Details) - Assets and Liabilities of the VIEs and Their Subsidiaries, Before Intercompany Elimination - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 85,734,048	$ 32,538,513	$ 36,370,950	$ 40,905,996
Consideration receivable	0	13,400,882
Account receivable -others, net	12,007,714	12,885,493
Others	1,358,126	784,507
Total current assets	120,734,896	92,214,207
Property and equipment, net	5,789,534	4,862,949
Acquired intangible assets, net	1,539,534	2,185,280
Cost method investment	554,392	1,217,617	1,138,899	$ 802,202
Equity method investment, net	1,228,269	0
Rental deposits	1,422,626	1,387,653
Guarantee fund deposits	6,076,036	4,874,332
Total assets	144,065,157	113,903,358	$ 133,492,735
Current liabilities
Accrued expenses and other current liabilities	5,493,728	9,852,491
Total current liabilities	43,758,927	36,442,880
Total liabilities	44,835,732	38,361,922
VIEs And Their Subsidiaries, Before Intercompany Elimination [Member]
Current assets
Cash and cash equivalents	47,788,398	17,615,035
Consideration receivable		13,400,882
Account receivable -others, net	45,278,278	22,217,745
Loan receivable		10,295,800
Others	3,971,332	6,558,399
Total current assets	97,038,008	70,087,861
Property and equipment, net	4,311,095	3,242,905
Acquired intangible assets, net	1,539,534	2,185,280
Cost method investment	554,392	907,919
Equity method investment, net	1,228,269
Rental deposits	989,383	913,187
Guarantee fund deposits	5,850,623	4,604,924
Investment in subsidiaries	43,553,986	43,751,417
Deferred tax assets, non-current	4,982	13,328
Total assets	155,070,272	125,706,821
Current liabilities
Accrued expenses and other current liabilities	20,425,274	10,514,186
Accounts payable	3,387,125	18,843,147
Total current liabilities	23,812,399	29,357,333
Non-current liabilities	571,924	899,356
Total liabilities	24,384,323	30,256,689
VIEs And Their Subsidiaries, Before Intercompany Elimination [Member] | Consolidation, Eliminations [Member]
Current liabilities
Total liabilities	$ 44,591,484	$ 42,155,248